Capital Stock - Schedule of Outstanding Unvested Stock Options (Details) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Schedule of Outstanding Unvested Stock Options [Abstract]
Number of Unvested Stock Options, Beginning Balance	277,500	22,500
Weighted Average Grant Date Fair Value, Beginning Balance	$ 1.1	$ 2.11
Number of Unvested Stock Options, Granted		1,030,000
Weighted Average Grant Date Fair Value, Granted		$ 1.1
Number of Unvested Stock Options, Vested	(253,750)	(775,000)
Weighted Average Grant Date Fair Value, Vested	$ 1.16	$ 1.19
Number of Unvested Stock Options, Forfeited
Weighted Average Grant Date Fair Value, Forfeited
Number of Unvested Stock Options, Ending Balance	23,750	277,500
Weighted Average Grant Date Fair Value, Ending Balance	$ 1.1	$ 1.1